Acquisition (Details) (CNY)	0 Months Ended	12 Months Ended
	Apr. 08, 2011	Dec. 31, 2011
Acquisition
Gain on bargain purchase		52,202,000
Baoding Zhongtai
Acquisition
Aggregate consideration, net	80,000,000
Percentage of ownership acquired	80.00%
Noncontrolling interest (as a percent)	20.00%
Total assets	184,382,000
Total liabilities	(99,129,000)
Net assets acquired	85,253,000
Less: noncontrolling interest	17,051,000
Deemed cash consideration	16,000,000
Gain on bargain purchase	52,202,000	52,202,000